Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Federal statutory income tax rate	0.00%	0.00%	0.00%
Domestic (NOL) carryforwards
Foreign NOL carryforwards	15,600,000	8,500,000
Deferred tax assets valuation allowance	6,300,000
Change valuation allowance	3,084,905	3,204,495
Interest and penalties